Stock-Based Compensation - Restricted Stock and RSUs Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Restricted stock and RSUs
Shares
Unvested (in shares) | shares	12,230,623
Granted (in shares) | shares	10,712,311
Vested (in shares) | shares	(3,733,105)
Forfeited/canceled (in shares) | shares	(5,528,070)
Unvested (in shares) | shares	13,681,759
Weighted Average Grant Date Value
Unvested (in usd per share) | $ / shares	$ 7.36
Granted (in usd per share) | $ / shares	6.43
Vested (in usd per share) | $ / shares	5.73
Forfeited/canceled (in usd per share) | $ / shares	8.93
Unvested (in usd per share) | $ / shares	$ 6.10
RSUs | Minimum
Weighted Average Grant Date Value
Award vesting period	3 years
RSUs | Maximum
Weighted Average Grant Date Value
Award vesting period	7 years